Exhibit 99.11

Data Compare Summary (Total)

Run Date - 1/31/2025 11:56:20 AM

Field Label	Loans With Discrepancy	Total Times Compared	% Variance	# Of Loans
City	0	51	0.00%	51
State	0	51	0.00%	51
Zip	0	51	0.00%	51
Note Date	0	51	0.00%	51
Original Loan Amount	0	51	0.00%	51
Amortization Term	0	49	0.00%	51
Original Interest Rate	0	51	0.00%	51
Borrower Qualifying FICO	0	51	0.00%	51
Coborrower Qualifying FICO	0	32	0.00%	51
Amortization Type	0	51	0.00%	51
Representative FICO	0	51	0.00%	51
Lien Position	0	51	0.00%	51
Occupancy	0	51	0.00%	51
Purpose	0	51	0.00%	51
Contract Sales Price	0	51	0.00%	51
Balloon Flag	0	51	0.00%	51
Original CLTV	0	51	0.00%	51
Original LTV	0	51	0.00%	51
Origination Channel	0	51	0.00%	51
Appraisal Effective Date	0	51	0.00%	51
LTV Valuation Value	0	51	0.00%	51
Investor: Qualifying Total Debt Ratio	3	51	5.88%	51
Initial Rate Lock Date	29	51	56.86%	51
Original Term	0	2	0.00%	51
Total	32	1,154	2.77%	51